THE AMERICAN FUNDS INCOME SERIES
                         U.S. GOVERNMENT SECURITIES FUND
            333 South Hope Street, Los Angeles, California  90071
                            Telephone  (213)486-9200

                                             November 2, 2001

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

 Re: The American Funds Income Series
     U.S. Government Securities Fund
     File Nos.  811-4318
                2-98199

Ladies/Gentlemen:

 Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 10/30/01 of Registrant's Post-Effective Amendment No. 26 under the Securities Act of 1933 and Amendment No. 25 under the Investment Company Act of 1940.

                                             Sincerely,
                                             /s/ Julie F. Williams
                                             Julie F. Williams
                                             Secretary


cc:   Mr. Bric Barrientos
     (Division of Investment Management)